Related parties (Details) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2022 USD ($)	Nov. 06, 2021 contract $ / shares	Feb. 28, 2021 shares	Feb. 12, 2021 $ / shares
Related Party Transaction
Number of directors | contract		1
Ordinary Shares
Related Party Transaction
Per share price of issuance (usd per share) | $ / shares		$ 5.56
Ordinary Shares | Underwriters public offering
Related Party Transaction
Per share price of issuance (usd per share) | $ / shares				$ 7.00
Syncona LLP
Related Party Transaction
Purchased ADSs | shares			3,571,428
Autolus | Investee Of Syncona Portfolio Limited | License [Member]
Related Party Transaction
Ownership percentage by noncontrolling owners	10.00%
Blackstone
Related Party Transaction
Contract with customer, liability | $	$ 48.8
Accrued interest | $	$ 2.9
Blackstone | Autolus
Related Party Transaction
Ownership percentage by noncontrolling owners		10.00%